Segment and Geographic Information - Summary of GAAP Net Income To Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Net income	$ 42	$ 71		$ 150	$ 194	$ 220	$ 208	$ 163
Interest expense and other, net	26	4		36	11	13	15	17
Provision for taxes on income	24	29		69	79	106	76	61
Depreciation and amortization	78	77		233	232
Stock-based compensation	9	7		18	16	$ 22	$ 28	$ 20
Transaction costs	16	3	$ 57	73	5
Employee severance charges and other				2	11
Adjusted EBITDA	$ 195	$ 191		$ 581	$ 548